AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer10 Apr ETF
AllianzIM U.S. Equity Buffer20 Apr ETF
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
(each a “Fund” and together the “Funds”)

Supplement, dated March 31, 2026
to each Fund’s Prospectus, dated March 1, 2026

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on March 31, 2026, following which each Fund will reset and commence a new Outcome Period beginning April 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity Buffer10 Apr ETF	APRT	April 1, 2026 to March 31, 2027	17.29% (before management fee) 16.55% (after management fee)
AllianzIM U.S. Equity Buffer20 Apr ETF	APRW	April 1, 2026 to March 31, 2027	11.89% (before management fee) 11.15% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	SIXO	April 1, 2026 to September 30, 2026	8.72% (before management fee) 8.35% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
(the “Fund”)

Supplement, dated March 31, 2026
to the Fund’s Prospectus, dated March 1, 2026

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on March 31, 2026, following which the Fund will reset and commence a new Outcome Period beginning April 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	FLAO	April 1, 2026 to September 30, 2026	6.03% (before management fee) 5.66% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and all references to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
(the “Fund”)

Supplement, dated March 31, 2026
to the Fund’s Prospectus, dated March 1, 2026

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund's current Outcome Period will end on March  31, 2026, following which the Fund will reset and commence a new Outcome Period beginning April 1, 2026, as shown in the table below.

The Spread for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Spread
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	ARLU	April 1, 2026 to March 31, 2027	5.19% (before management fee) 5.93% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and all references to the Spread to reflect the corresponding New Outcome Period Spread, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM International Equity Buffer5 ETF
 AllianzIM International Equity Buffer15 ETF
(each a “Fund” and together the “Funds”)

Supplement, dated March 31, 2026
to each Fund’s Prospectus and Statement of Additional Information (“SAI”), dated September 9, 2025

This supplement updates certain information contained in each Fund’s prospectus and SAI and should be attached to the prospectus and SAI and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund will begin its initial Outcome Period on April 1, 2026, as shown in the table below.

The Cap for each Fund for the initial Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Cap
AllianzIM International Equity Buffer5 ETF	QBIV	April 1, 2026 to June 30, 2026	13.73% (before management fee) 13.55% (after management fee)
AllianzIM International Equity Buffer15 ETF	QBIF	April 1, 2026 to June 30, 2026	4.71% (before management fee) 4.53% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under Initial Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the Initial Outcome Period Cap, as set forth in the table above.

The following changes are made to the Funds’ Prospectuses and SAI, as applicable:
Effective March 31, 2026:
Mr. Thomas Paustian is no longer a portfolio manager of the Fund. Accordingly, all references to Mr. Thomas Paustian are hereby removed in their entirety from the applicable sections of the Fund’s Prospectus and Statement of Additional Information.

Aric Brodie is added as portfolio manager of the Fund.
Aric Brodie is a Senior Analyst at the Adviser. Mr. Brodie has been a member of the portfolio management team since joining the Adviser in June of 2023. Previously, Mr. Brodie studied Mathematics and Computational Data Science at Hamline University from 2018 to 2023. As of December 31, 2025, Mr. Brodie did not hold any shares of the Fund.
The following is added under the section Other Managed Accounts in the SAI (as of December 31, 2025):
Portfolio Manager	Other Registered Investment Company Accounts/Assets Under Management	Other Pooled Investment Vehicles/Assets Under Management	Other Accounts/Assets Under Management
Aric Brodie	n/a	n/a	n/a

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM Growth-100 Buffer5 ETF
 AllianzIM Growth-100 Buffer15 ETF
(each a “Fund” and together the “Funds”)

Supplement, dated March 31, 2026
to each Fund’s Prospectus and Statement of Additional Information (“SAI”), dated September 9, 2025

This supplement updates certain information contained in each Fund’s prospectus and SAI and should be attached to the prospectus and SAI and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund will begin its initial Outcome Period on April 1, 2026, as shown in the table below.

The Cap for each Fund for the initial Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Cap
AllianzIM Growth-100 Buffer5 ETF	QBQV	April 1, 2026 to June 30, 2026	8.24% (before management fee) 8.06% (after management fee)
AllianzIM Growth-100 Buffer15 ETF	QBQF	April 1, 2026 to June 30, 2026	3.98% (before management fee) 3.80% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under Initial Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the Initial Outcome Period Cap, as set forth in the table above.

The following changes are made to the Funds’ Prospectuses and SAI, as applicable:
Effective March 31, 2026:

Mr. Thomas Paustian is no longer a portfolio manager of the Fund. Accordingly, all references to Mr. Thomas Paustian are hereby removed in their entirety from the applicable sections of the Fund’s Prospectus and Statement of Additional Information.
Aric Brodie is added as portfolio manager of the Fund.
Aric Brodie is a Senior Analyst at the Adviser. Mr. Brodie has been a member of the portfolio management team since joining the Adviser in June of 2023. Previously, Mr. Brodie studied Mathematics and Computational Data Science at Hamline University from 2018 to 2023. As of December 31, 2025, Mr. Brodie did not hold any shares of the Fund.
The following is added under the section Other Managed Accounts in the SAI (as of December 31, 2025):
Portfolio Manager	Other Registered Investment Company Accounts/Assets Under Management	Other Pooled Investment Vehicles/Assets Under Management	Other Accounts/Assets Under Management
Aric Brodie	n/a	n/a	n/a

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer5 ETF
 (the “Fund”)

Supplement, dated March 31, 2026
to the Fund’s Prospectus and Statement of Additional Information (“SAI”), dated September 9, 2025

This supplement updates certain information contained in the Fund’s prospectus and SAI and should be attached to the prospectus and SAI and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund will begin its initial Outcome Period on April 1, 2026, as shown in the table below.

The Cap for the Fund for the initial Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Cap
AllianzIM U.S. Equity Buffer5 ETF	QBSV	April 1, 2026 to June 30, 2026	6.62% (before management fee) 6.46% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under Initial Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the Initial Outcome Period Cap, as set forth in the table above.

The following changes are made to the Fund’s Prospectus and SAI, as applicable:
Effective March 31, 2026:
Mr. Thomas Paustian is no longer a portfolio manager of the Fund. Accordingly, all references to Mr. Thomas Paustian are hereby removed in their entirety from the applicable sections of the Fund’s Prospectus and Statement of Additional Information.
Aric Brodie is added as portfolio manager of the Fund.
Aric Brodie is a Senior Analyst at the Adviser. Mr. Brodie has been a member of the portfolio management team since joining the Adviser in June of 2023. Previously, Mr. Brodie studied Mathematics and Computational Data Science at Hamline University from 2018 to 2023. As of December 31, 2025, Mr. Brodie did not hold any shares of the Fund.
The following is added under the section Other Managed Accounts in the SAI (as of December 31, 2025):
Portfolio Manager	Other Registered Investment Company Accounts/Assets Under Management	Other Pooled Investment Vehicles/Assets Under Management	Other Accounts/Assets Under Management
Aric Brodie	n/a	n/a	n/a

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM International Equity Buffer15 Uncapped Apr ETF
(the “Fund”)

Supplement, dated March 31, 2026
to the Fund’s Prospectus and Statement of Additional Information (“SAI”), dated September 5, 2025

This supplement updates certain information contained in the Fund’s prospectus and SAI and should be attached to the prospectus and SAI and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the iShares® MSCI EAFE ETF’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund will begin its initial Outcome Period on April 1, 2026, as shown in the table below.

The Spread for the Fund for the initial Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.79% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Spread
AllianzIM International Equity Buffer15 Uncapped Apr ETF	ARLI	April 1, 2026 to March 31, 2027	4.73% (before management fee) 5.52% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the Spread to reflect the corresponding Initial Outcome Period Spread, as set forth in the table above.

The following changes are made to the Fund’s Prospectus and SAI, as applicable:
Effective March 31, 2026:
Mr. Thomas Paustian is no longer a portfolio manager of the Fund. Accordingly, all references to Mr. Thomas Paustian are hereby removed in their entirety from the applicable sections of the Fund’s Prospectus and Statement of Additional Information.
Aric Brodie is added as portfolio manager of the Fund.

Aric Brodie is a Senior Analyst at the Adviser. Mr. Brodie has been a member of the portfolio management team since joining the Adviser in June of 2023. Previously, Mr. Brodie studied Mathematics and Computational Data Science at Hamline University from 2018 to 2023. As of December 31, 2025, Mr. Brodie did not hold any shares of the Fund.
The following is added under the section Other Managed Accounts in the SAI (as of December 31, 2025):
Portfolio Manager	Other Registered Investment Company Accounts/Assets Under Management	Other Pooled Investment Vehicles/Assets Under Management	Other Accounts/Assets Under Management
Aric Brodie	n/a	n/a	n/a

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Small Cap Buffer5 ETF
AllianzIM U.S. Small Cap Buffer15 ETF
(each a “Fund” and together the “Funds”)

Supplement, dated March 31, 2026
to each Fund’s Prospectus, dated March 6, 2026

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund will begin its initial Outcome Period on April 1, 2026, as shown in the table below.

The Cap for each Fund for the initial Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Cap
AllianzIM U.S. Small Cap Buffer5 ETF	QBKV	April 1, 2026 to June 30, 2026	10.38% (before management fee) 10.20% (after management fee)
AllianzIM U.S. Small Cap Buffer15 ETF	QBKF	April 1, 2026 to June 30, 2026	4.54% (before management fee) 4.36% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding Initial Outcome Period and to the Cap to reflect the corresponding Initial Outcome Period Cap, as set forth in the table above.